AXS TSLA Bear Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$85,071,100
TOTAL NET ASSETS — 100.0%	$85,071,100

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Tesla, Inc.	Pay	4.97% (OBFR01* -35bps)	At Maturity	7/17/2024	$(59,446,460)	$-	$3,325,523
Clear Street	Tesla, Inc.	Pay	4.97% (OBFR01* -35bps)	At Maturity	4/25/2024	(30,122,460)	-	(8,535,801)
TOTAL EQUITY SWAP CONTRACTS								$(5,210,278)

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of December 31, 2023.